ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accounts payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses and Other Payables
Accounts payable	¥ 3,424,937	¥ 3,092,884
Property and equipment, net
Accounts Payable and Accrued Expenses and Other Payables
Accounts payable	2,886,045	2,574,096
Operating expenses
Accounts Payable and Accrued Expenses and Other Payables
Accounts payable	¥ 538,892	¥ 518,788